Derivative Financial Instruments - Summary of Company's Undesignated Derivative Financial Instruments (Detail) - USD ($) $ in Thousands	Oct. 01, 2023	Dec. 25, 2022	Dec. 26, 2021
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Net unrealized gain (loss)		$ 2,719	$ 459
Not Designated as Hedging Instrument [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Net unrealized gain (loss)	$ (2,741)	2,719
Prepaid Expenses and Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Unrealized gains		4,693	1,555
Unrealized losses		0	0
Prepaid Expenses and Other Current Assets [Member] | Not Designated as Hedging Instrument [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Unrealized gains	1,836	4,693
Unrealized losses	0	0
Prepaid Expenses and Other Current Assets [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Unrealized gains		2,051	2,739
Unrealized losses		0	0
Net unrealized gain (loss)		2,051	2,739
Prepaid Expenses and Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Unrealized gains	55	2,051
Unrealized losses	0	0
Net unrealized gain (loss)	55	2,051
Prepaid Expenses and Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Net unrealized gain (loss)		4,693	1,555
Prepaid Expenses and Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Net unrealized gain (loss)	1,836	4,693
Accounts Payable and Accrued Liabilities | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Unrealized gains		0	0
Unrealized losses		(1,974)	(1,096)
Accounts Payable and Accrued Liabilities | Not Designated as Hedging Instrument [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Unrealized gains	0	0
Unrealized losses	(4,577)	(1,974)
Accounts Payable and Accrued Liabilities | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Unrealized gains		0	0
Unrealized losses		(292)	(517)
Net unrealized gain (loss)		(292)	(517)
Accounts Payable and Accrued Liabilities | Designated as Hedging Instrument [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Unrealized gains	0	0
Unrealized losses	(98)	(292)
Net unrealized gain (loss)	(98)	(292)
Accounts Payable and Accrued Liabilities | Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Net unrealized gain (loss)		(1,974)	$ (1,096)
Accounts Payable and Accrued Liabilities | Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Net unrealized gain (loss)	$ (4,577)	$ (1,974)